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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 10-D/A

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from September 26, 2006 to October 25, 2006

                    Commission File Number of issuing entity:
                           000-20787-07, 333-130508-01

                  AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST
           (Exact name of issuing entity as specified in its charter)

          Commission               Commission               Commission
          File Number              File Number              File Number
         of Depositor:            of Depositor:            of Depositor:
   -----------------------  -----------------------  -----------------------
         000-21424-04,           333-113579-02,           333-113579-01,
         333-130508-03             333-130508             333-130508-02

       American Express         American Express         American Express
     Receivables Financing    Receivables Financing    Receivables Financing
        Corporation II         Corporation III LLC      Corporation IV LLC
   -----------------------  -----------------------  -----------------------
          (Exact name              (Exact name              (Exact name
         of depositor             of depositor             of depositor
         as specified             as specified             as specified
        in its charter)          in its charter)          in its charter)

        13-3854638               20-0942395               20-0942445
   ---------------------    ---------------------    ---------------------
     (I.R.S. Employer         (I.R.S. Employer         (I.R.S. Employer
   Identification Number    Identification Number    Identification Number
       of depositor)            of depositor)            of depositor)

           American Express                          American Express
            Centurion Bank                              Bank, FSB
       -------------------------                -------------------------
       (Exact name of sponsor as                (Exact name of sponsor as
       specified in its charter)                specified in its charter)

               Delaware                               Not Applicable
   --------------------------------              ------------------------
    State or other jurisdiction of                   (I.R.S. Employer
   incorporation or organization of              Identification Number of
          the issuing entity                        the issuing entity

       c/o The Bank of New York
     101 Barclay Street, New York                         10286
  -----------------------------------                   ----------
  (Address of the principal executive                   (Zip Code)
    offices of the issuing entity)


                     ---------------------------------------
                     (Telephone number, including area code)

                                 Not Applicable
           -----------------------------------------------------------
           (Former name, former address, if changed since last report)
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Each class of Series A and Series B Asset Backed Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [X] No [_]
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PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

     The information required by Item 1121 of Regulation AB is contained in the distribution report attached hereto as Exhibits 99.1 and 99.2.

PART II - OTHER INFORMATION

Item 9. Exhibits.

     Exhibit No.   Description
     -----------   -----------
     99.1          Monthly  Servicer's  Certificate for the Monthly Period
                   ending October 25, 2006 and the related payment dates
                   (previously filed on Form 10-D on November 15, 2006).

     99.2          Certain pool performance information as of October 31, 2006.


                                EXPLANATORY NOTE

The Depositors are amending the Form 10-D dated November 15, 2006 to include certain pool performance information for the American Express Credit Account Master Trust (the "Trust") as of October 31, 2006, which was inadvertently omitted. This information, contained in Exhibit 99.2, gives effect to the $5,823,596,322 of principal receivables added to the Trust on October 5, 2006 (the documents for which were filed on Form 8-K dated October 5, 2006). For ease of reference, the Form 10-D dated November 15, 2006 has been reprinted here in its entirety.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: November 27, 2006

                                         American Express Receivables Financing
                                         Corporation II,
                                         Depositor


                                         By: /s/ John D. Koslow
                                             -----------------------------------
                                         Name: John D. Koslow
                                         Title: Vice President and Treasurer


                                         American Express Receivables Financing
                                         Corporation III LLC,
                                         Depositor


                                         By: /s/ Andrea J. Moss
                                             -----------------------------------
                                         Name: Andrea J. Moss
                                         Title: President


                                         American Express Receivables Financing
                                         Corporation IV LLC,
                                         Depositor


                                         By: /s/ Daniel L. Follett
                                             -----------------------------------
                                         Name: Daniel L. Follett
                                         Title: President